SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries

	As of December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Total Assets	258,466	1,283,378	186,659
Total Liabilities	232,040	336,147	48,891

	Year ended December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Net Revenues	47,161	197,208	28,682
Net Expenses	(87,208)	(231,285)	(33,639)

	Year ended December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Cash flows from operating activities	101,213	828	120
Cash flows from investing activities	(119,220)	(959,492)	(139,552)
Cash flows from financing activities	31,015	970,937	141,217
Net increase in cash and restricted cash	13,008	12,273	1,785

Schedule of cash and restricted cash

	As of December 31,
	2017	2018	2018
	RMB	RMB	(Note2)USD
			(unaudited)
Cash	690,478	257,789	37,494
Restricted cash	150,452	73,226	10,650
Total	840,930	331,015	48,144